Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

C6     Borrowings

C6.1  Core structural borrowings of shareholder-financed businesses

Although initially recognised at fair value, net of transaction costs, borrowings, excluding liabilities of consolidated collateralised debt obligations, are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

	31 Dec 2019 $m	31 Dec 2018 $m
Central operations:
Subordinated debt substituted to M&G plc in 2019:
£600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055note (i)	—	753
£700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063note (i)	—	886
£750m 5.625% Notes 2051	—	947
£500m 6.25% Notes 2068	—	634
US$500m 6.5% Notes 2048	—	498
Total subordinated debt substituted to M&G plc in 2019note (ii)	—	3,718
Subordinated and other debt not substituted to M&G plc:
US$250m 6.75% Notesnote (iii)	250	250
US$300m 6.5% Notesnote (iii)	300	299
Perpetual Subordinated Capital Securities	550	549
US$700m 5.25% Notes	700	700
US$1,000m 5.25% Notes	996	993
US$725m 4.375% Notes	721	720
US$750m 4.875% Notes	744	743
Perpetual Subordinated Capital Securities	3,161	3,156
€20m Medium Term Notes 2023	22	23
£435m 6.125% Notes 2031	571	549
£400m 11.375% Notes 2039note (iv)	—	508
Subordinated notes	593	1,080
Subordinated debt total	4,304	4,785
Senior debt:note (v)
£300m 6.875% Bonds 2023	392	375
£250m 5.875% Bonds 2029	298	283
Bank loansnote (vi)
$350m Loan 2024	350	—
£275m Loan 2022	—	350
Total debt not substituted to M&G plc in 2019	5,344	5,793
Total central operations	5,344	9,511
Jackson US$250m 8.15% Surplus Notes 2027note (vii)	250	250
Total core structural borrowings of shareholder-financed businessesnote (viii)	5,594	9,761

Notes

(i)

In 2019, the Group agreed with the holders of these two subordinated debt instruments that, in return for an increase in the coupon of the two instruments and upfront fees totalling $182 million for both instruments, they would permit the substitution of M&G plc as the issuer of the instruments, together with other modifications of terms to ensure the debt meet the requirements of Solvency II. In accordance with IAS 39, this has been accounted for as an extinguishment of the old debt and the issuance of new debt, recognised at fair value. The debt was substituted to M&G plc in October 2019. The $182 million of upfront fees have been paid by Prudential plc and have been treated as a non-operating expense from continuing operations.

(ii)

In 2019, Prudential plc transferred subordinated debt to M&G plc as part of the demerger. In addition to the subordinated debt held at 31 December 2018 as shown in the table above, the debt transferred included the further £300 million 3.875 per cent subordinated debt raised in July 2019

(iii)

These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(iv)	In May 2019, the Company redeemed its £400 million 11.375 per cent Tier 2 subordinated notes.
(v)	The senior debt ranks above subordinated debt in the event of liquidation.
(vi)	The bank loan of $350 million was drawn in November 2019 at a cost of LIBOR plus 0.2 per cent. The loan matures on 7 November 2024. The £275 million bank loan was repaid by the Group in October 2019.
(vii)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.
(viii)	The changes in the carrying value of the structural borrowings of shareholder-financed businesses for the Group (including both continuing and discontinued operations) are analysed below:

	Cash movements $m				Non-cash movements $m
				Payment		Demerger
	Balance at			for change	Foreign	of UK and
	beginning	Issue of	Redemption	to terms	exchange	Europe	Other	Balance at
	of year	debt	of debt	of debt	movement	operations	movements	end of year
2019	9,761	367	(504)	(182)	298	(4,161)	15	5,594
2018	8,496	2,079	(553)	(44)	(232)	—	15	9,761

C6.2  Operational borrowings

	31 Dec 2019 $m	31 Dec 2018 $m
Borrowings in respect of short-term fixed income securities programmes – commercial paper	520	601
Lease liabilities under IFRS 16note (a)	371	—
Non-recourse borrowings of consolidated investment fundsnote (b)	1,045	448
Bank loans and overdrafts	29	115
Finance lease liability under IAS 17note (a)	—	25
Other	377	82
Other borrowingsnote (c)	406	222
Operational borrowings attributable to shareholder-financed businesses	2,342	1,271

Non-recourse borrowings of consolidated investment fundsnote (b)	—	2,153
Lease liabilities under IFRS 16note (a)	259	—
Other borrowings	44	2,865
Operational borrowings attributable to with-profits businessesnote (d)	303	5,018

Total operational borrowings	2,645	6,289
Analysed as:
Total from continuing operations		1,160
Total from discontinued UK and Europe operations		5,129
		6,289

Notes

(a)

The Group adopted IFRS 16 that replaces IAS 17 as at 1 January 2019, using the modified retrospective approach. Under this approach, comparative information is not restated (as described in note A3). The finance lease liabilities recognised under IAS 17 in the comparative was principally held by the discontinued UK and Europe operations. Further details on the Group’s IFRS 16 adoption and operating leases are provided in notes A3 and C13.

(b)	In all instances, the holders of the debt instruments issued by consolidated investment funds do not have recourse beyond the assets of those funds.
(c)	Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson.
(d)

Operational borrowings attributable to with-profits businesses at 31 December 2018 were mainly attributable to the discontinued UK and Europe operations ($4,994 million) held in consolidated investment funds.